Commitments & Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Feb. 15, 2018
Commitments and Contingencies [Line Items]
Underwriters option period	45 days		45 days
Underwriters option expiry date	Mar. 29, 2018		Mar. 29, 2018
Underwriting discount per unit	$ 0.20		$ 0.20
Payment for underwriting discount	$ 4,000,000		$ 4,000,000
Deferred underwriting commissions per unit	$ 0.35		$ 0.35
Deferred underwriting commission		$ 4,891,056	$ 4,882,936
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of additional shares granted	3,000,000		3,000,000
Sale price per unit			$ 10.00	$ 10.00
IPO [Member]
Commitments and Contingencies [Line Items]
Sale price per unit	$ 10.00			$ 10.00
Deferred underwriting commission	$ 7,000,000		$ 7,000,000